Income Taxes - Additional Information (Detail)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Effective income tax rate	1.00%	0.00%	1.00%	0.00%
Combined Federal State Tax Rate	38.00%	38.00%	38.00%	38.00%